CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Fair value (gains) losses	$ (256)	$ (77)	$ 1,095
Bank overdrafts	0	0	0
Interest costs capitalised	662	468	382
Total interest paid	$ 1,553	$ 1,510	$ 1,129
Equity securities | Ørsted A/S
Disclosure of other provisions [line items]
Percentage of shares acquired in equity security	10.00%
Consideration paid	$ 2,500